Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of option activity for options to employees, officers and directors
	For the year ended December 31,
	2022				2021			2020
	Amount of options	Weighted average exercise price		Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life
		$				$			$
Outstanding as of beginning of period	1,264,868	6.14	(*)	7.5	1,639,792	6.14	8.9	706,728	6.14	4.9
Granted	1,058,890	1.85			—	—		1,502,248	6.14
Exercised	(1,672)	6.14			(20,724)	6.14		—	—
Forfeited or expired	(421,190)	6.14			(354,200)	6.14		(569,184)	6.14

Outstanding as of end of period	1,900,896	2.20		8.2	1,264,868	6.14	7.5	1,639,792	6.14	6.5
Exercisable as of end of period	805,062	2.46		6.6	683,723	6.14	7.4	595,980	6.14	6.8

(*)	Regarding repricing during 2022, see Note 8E(3)(k) below.

Schedule of total share-based payment expense related to options granted to employees
	Year ended December 31,
	2022	2021	2020

Cost of revenues	$8	$36	$—
Research and development	174	608	1,119
General and administrative	323	411	1,162
Total share-based payment expense	$505	$1,055	$2,281